DEBT (Margins and Floor Rates for Financing Facilities) (Details)	12 Months Ended
Dec. 31, 2015
OBS ABL Facility [Member] | U.S. Flag Segment [Member] | Base Rate [Member] | Minimum [Member] | Applicable Margin [Member]
Debt instrument, basis spread on variable rate	1.25%
OBS ABL Facility [Member] | U.S. Flag Segment [Member] | Base Rate [Member] | Maximum [Member] | Applicable Margin [Member]
Debt instrument, basis spread on variable rate	1.75%
OBS ABL Facility [Member] | U.S. Flag Segment [Member] | London Interbank Offered Rate (LIBOR) [Member] | Minimum [Member] | Applicable Margin [Member]
Debt instrument, basis spread on variable rate	2.25%
OBS ABL Facility [Member] | U.S. Flag Segment [Member] | London Interbank Offered Rate (LIBOR) [Member] | Maximum [Member] | Applicable Margin [Member]
Debt instrument, basis spread on variable rate	2.75%
OBS Term Loan [Member] | U.S. Flag Segment [Member] | Base Rate [Member] | Floor [Member]
Debt instrument, basis spread on variable rate	2.00%
OBS Term Loan [Member] | U.S. Flag Segment [Member] | Base Rate [Member] | Applicable Margin [Member]
Debt instrument, basis spread on variable rate	3.25%
OBS Term Loan [Member] | U.S. Flag Segment [Member] | London Interbank Offered Rate (LIBOR) [Member] | Floor [Member]
Debt instrument, basis spread on variable rate	1.00%
OBS Term Loan [Member] | U.S. Flag Segment [Member] | London Interbank Offered Rate (LIBOR) [Member] | Applicable Margin [Member]
Debt instrument, basis spread on variable rate	4.25%
OIN Term Loan [Member] | International Flag Segments [Member] | Base Rate [Member] | Floor [Member]
Debt instrument, basis spread on variable rate	2.00%
OIN Term Loan [Member] | International Flag Segments [Member] | Base Rate [Member] | Applicable Margin [Member]
Debt instrument, basis spread on variable rate	3.75%
OIN Term Loan [Member] | International Flag Segments [Member] | London Interbank Offered Rate (LIBOR) [Member] | Floor [Member]
Debt instrument, basis spread on variable rate	1.00%
OIN Term Loan [Member] | International Flag Segments [Member] | London Interbank Offered Rate (LIBOR) [Member] | Applicable Margin [Member]
Debt instrument, basis spread on variable rate	4.75%
OIN Revolver Facility [Member] | International Flag Segments [Member] | Base Rate [Member] | Floor [Member]
Debt instrument, basis spread on variable rate	2.00%
OIN Revolver Facility [Member] | International Flag Segments [Member] | Base Rate [Member] | Applicable Margin [Member]
Debt instrument, basis spread on variable rate	3.50%
OIN Revolver Facility [Member] | International Flag Segments [Member] | London Interbank Offered Rate (LIBOR) [Member] | Floor [Member]
Debt instrument, basis spread on variable rate	1.00%
OIN Revolver Facility [Member] | International Flag Segments [Member] | London Interbank Offered Rate (LIBOR) [Member] | Applicable Margin [Member]
Debt instrument, basis spread on variable rate	4.50%